THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10112

May 3, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: Patsy Mengiste

Re:	The Lazard Funds, Inc. (the “Fund”) Registration Statement on Form N-1A (File Nos. 811-06312; 33-40682)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 40 to the Fund’s Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 40 to the Fund’s Registration Statement on Form N-1A was filed electronically on April 30, 2007.

THE LAZARD FUNDS, INC.

By:	/s/ David A. Kurzweil David A. Kurzweil Assistant Secretary